Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
SayMedia, Inc [Member]
Schedule of Estimated Future Minimum Lease Rental Payments

The estimated future minimum rental payments required under the Company’s operating leases as of September 30, 2018 are as follows for the periods ending December 31:

2018 (remainder of year)	$40,313
2019	163,125
2020	82,500
Total	$285,938

The estimated future minimum rental payments required under the Company’s operating leases as of December 31, 2017 are as follows for the years ending December 31:

2018	$159,375
2019	163,125
2020	82,500

Total	$405,000